FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Total financial assets	$ 9,928	$ 10,905
Financial liabilities
Capital securities - fund subsidiaries	3,079	2,835
Total financial liabilities	78,756	77,610
Level 3
Financial assets
Total financial assets	2,366	2,987	$ 2,250
Financial liabilities
Total financial liabilities	140	189	$ 577
Fair value
Financial assets
Securities - FVTPL	3,232	3,863
Securities - FVTOCI	68	86
Derivative assets	661	491
Total financial assets	3,961	4,440
Financial liabilities
Capital securities - fund subsidiaries	140	189
Derivative liabilities	1,035	1,162
Loan payable	27	28
Total financial liabilities	1,202	1,379
Fair value | Level 1
Financial assets
Securities - FVTPL	10	36
Securities - FVTOCI	21	24
Derivative assets	0	3
Total financial assets	31	63
Financial liabilities
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Securities - FVTPL	904	904
Securities - FVTOCI	0	0
Derivative assets	660	486
Total financial assets	1,564	1,390
Financial liabilities
Capital securities - fund subsidiaries	0	0
Derivative liabilities	1,035	1,162
Loan payable	27	28
Total financial liabilities	1,062	1,190
Fair value | Level 3
Financial assets
Securities - FVTPL	2,318	2,923
Securities - FVTOCI	47	62
Derivative assets	1	2
Total financial assets	2,366	2,987
Financial liabilities
Capital securities - fund subsidiaries	140	189
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	$ 140	$ 189